Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 79,749	$ 17,360
Total cash and cash equivalents	$ 79,749	$ 17,360	$ 25,327	$ 26,750